SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29. SUBSEQUENT EVENTS

Subsequent to the year ended June 30, 2022, the Company issued short-term promissory notes to certain arm’s-length parties. The aggregate amount of these promissory notes amounted to $773,160 (US $600,000). Of these $773,160 (US $600,000) issued promissory notes, $257,720 (US $200,000) has been repaid.